Earnings Per Share	6 Months Ended
Jun. 30, 2024
Notes To Financial Statements [Abstract]
Earnings Per Share
NOTE 4 – EARNINGS PER SHARE

Earnings per share are based on the weighted average number of shares outstanding during the period. A computation of basic earnings per share and diluted earnings per share follows:

(Dollars in thousands, except share data)	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Basic
Net income	$6,586	$5,213	$12,220	$10,846
Weighted average common shares outstanding
Basic earnings per common shares	$0.87	$0.69	$1.62	$1.44
Diluted
Net income	$6,586	$5,213	$12,220	$10,846
Weighted average common shares outstanding	7,569,241	7,529,177	7,560,960	7,524,257
Plus dilutive stock options and restricted stock units	35,722	22,720	37,255	28,335
Weighted average common shares outstanding and potentially dilutive shares	7,604,963	7,551,897	7,598,215	7,552,592
Diluted earnings per common share	$0.87	$0.69	$1.61	$1.44

There were 6,000 stock options that were considered anti-dilutive to earnings per share for the three months ended June 30 2024 and 4,500 stock option that were considered anti-dilutive to earnings per share for the six months ended June 30,2024.  There were 15,000 stock options and 5,125 performance awards that were considered anti-dilutive to earnings per share for the three months ended June 30, 2023.  There were 15,000 stock option that were considered anti-dilutive to earnings per share for the six months ended June 30, 2023.